Fair Value of Investments (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, at fair value	$ 2,092,945,345	$ 1,747,930,133
Investments in Expedia Group, Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, at fair value	41,338,094	30,970,534
Level 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, at fair value	334,460,868	294,026,056
Level 1 | Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, at fair value	161,146,928	162,074,205
Level 1 | Investments in self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, at fair value	131,975,846	100,981,317
Level 1 | Investments in Expedia Group, Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, at fair value	41,338,094	30,970,534
Total
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, at fair value	334,460,868	294,026,056
Total | Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, at fair value	161,146,928	162,074,205
Total | Investments in self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, at fair value	131,975,846	100,981,317
Total | Investments in Expedia Group, Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, at fair value	41,338,094	30,970,534
NAV | Common collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, at fair value	$ 1,758,484,477	$ 1,453,904,077